Accrued expenses (Details) - USD ($)	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Accrued expenses
Accrued payroll	$ 480,404	$ 544,183
Accrued rental fee	77,777	227,076	$ 136,278
Accrued promotion fee	51,252	75,539	80,720
Audit fee payable	20,000
Accrued Interest	219,097
Financing consultant fee payable		200,000
Accrued compensation benefit		5,077	3,095
Other	13,020	54	7,432
Total	$ 861,550	$ 1,051,929	$ 227,525